CONSOLIDATED STATEMENTS OF CHANGE IN SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock issued for cash, Price Per Share	$ .50	$ 0.50	$ 0.2778	$ .50
Common stock issued for cash tranche one, Price Per Share			.50
Common stock issued for services, Price Per Share	.50	$ 0.695	.60	.50
Common stock issued for services tranche one, Price Per Share			0.65
Common stock issued for services tranche two, Price Per Share			0.69
Common stock issued for services tranche three, Price Per Share			0.75
Sale of common stock for cash, price per share	0.50		0.50	0.50
Common stock issued for dividend payment	0.10		$ 0.10	$ 0.10
Preferred Stock dividend rate		10.00%	10.00%	10.00%
Common Stock issued for acquisitions, Per share price			$ .75
Series A Preferred Stock [Member]
Sale of Preferred Stock for cash, price per share	0.50		0.50	$ 0.50
Common stock issued for dividend payment	0.10		0.10	0.10
Preferred Stock dividend rate		10.00%
Series C Preferred Stock [Member]
Sale of Preferred Stock for cash, price per share	0.50			0.50
Common stock issued for dividend payment			0.10
Series B Preferred Stock [Member]
Common stock issued for dividend payment	$ 0.10		0.10	$ 0.10
Preferred Stock dividend rate	10.00%	10.00%
Series D Preferred Stock [Member]
Sale of Preferred Stock for cash, price per share			$ 0.50
Preferred Stock dividend rate		10.00%
Series C Convertible Preferred Stock [Member]
Preferred Stock dividend rate		10.00%